SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies
Comparative balances

			2021			2020
		Reclassification			Reclassification
	Previously presented	Freight and port expenses	Reclassified	Previously presented	Freight and port expenses	Reclassified	Corresponding Notes
Cost of sales	(38,177,609)	(473,163)	(38,650,772)	(30,133,769)	(371,709)	(30,505,478)	29
Operating Income (Expenses):
Selling expenses	(6,531,413)	473,163	(6,058,250)	(5,673,030)	371,709	(5,301,321)	29